Fair Value Measurements (Details) - Schedule of fair value of the convertible promissory notes	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule Of Fair Value Of The Convertible Promissory Notes Abstract
Fair value as of January 1, 2023	$ 828,600
Borrowing during the quarter ended March 31, 2023	100,000
Proceeds received in excess of initial fair value of convertible promissory note	(12,198)
Change in fair value	257,725
Fair value as of March 31, 2023	$ 1,174,127